Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 18 - COMMITMENTS AND CONTINGENT LIABILITIES

A.	USERS’ CRYPTOASSETS

The Company is committed to securely store all users’ cryptoassets and cryptographic keys held on behalf of its users. As such, the Company may be liable to its users for losses arising from the Company’s failure to secure these assets from theft, loss or being compromised. The Company has not incurred any losses related to such obligations and therefore has not accrued any liabilities as of December 31, 2025 and 2024. The Company holds cryptoassets in custody on behalf of its users off- balance sheet in the amount of $4,304,381 and $5,774,727 at fair value at December 31, 2025 and 2024, respectively. Since the risk of loss is remote, the Company did not record a contingent liability at December 31, 2025 or 2024. The Company has no reason to believe it will incur any expense associated with such potential liability because (i) it has no known or historical experience of claims to use as a basis of measurement, (ii) it accounts for and continually verifies the amount of cryptoassets on its platform, and (iii) it has established security around private key management to minimize the risk of theft or loss.

B.	As of December 31, 2025, the Group has non-cancellable contractual obligations to vendors of $97,028 due as follows: $65,172 in 2026, $26,426 in 2027 and $5,430 in 2028 and thereafter.

C.	The Company is subject to claims and lawsuits in the ordinary course of business, which include claims for substantial or unspecified damages. The Company is also subject to inquiries, investigations and proceedings by regulatory and other governmental agencies. The Company reviews its lawsuits, regulatory inquiries and other legal proceedings on an ongoing basis and provides disclosure and records provisions in accordance with IAS 37. The Company records a provision at management’s best estimate when it assesses it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company monitors these matters for developments that would affect the likelihood of a loss and the accrued amount, if any, and adjusts the amount as appropriate. In the normal course of business, there is occasionally a regulatory or legal matter that may require amounts to be paid.

On August 2023, the Australian Securities and Investments Commission (“ASIC”) commenced proceedings against the Company’s subsidiary, eToro AUS Capital Ltd alleging that it contravened Australia’s law requiring financial institutions to adopt, implement and monitor a target market determination for complex products. ASIC is seeking, among other forms of relief, pecuniary penalties as the court determines to be appropriate. The proceedings are ongoing and the outcome could have adverse impacts on the Company’s financial position and reputation in Australia and potential for a class action lawsuit.

On September 12, 2024, eToro USA LLC entered into a settlement agreement with the SEC, a result of which eToro USA LLC limited its cryptoassets trading offering in the United States to spot trading of Bitcoin, Bitcoin Cash and Ether. Pursuant to the settlement, eToro USA LLC must (i) cease and desist from committing or causing any violations and future violations of Sections 15(a) and 17A of the Exchange Act in connection with the offering of trading in various cryptoassets that the SEC has alleged to constitute cryptoassets securities; (ii) pay a civil money penalty of $1.5 million to the SEC and (iii) if, after 180 days from the settlement date, there are cryptoassets, other than Bitcoin, Bitcoin Cash and Ethereum, in any omnibus wallet attributable to one or more users for which the ability to transfer the crypto assets is not available, to liquidate any such cryptoasset securities in a way not unacceptable to SEC and return the proceeds to the respective users. eToro timely paid the penalty and has fully complied with the undertaking. In addition, eToro had since expanded its cryptoassets offering, such expansion does not violate the undertaking in the order.

As of December 31, 2025 and 2024, the Company recorded a provision of $10,301 and $6,299, respectively, in respect of the above.

On March 11, 2025, one of the Company’s subsidiaries, eToro USA Securities Inc., received a findings letter from the SEC examination staff in which the staff stated that its examination identified regulatory deficiencies related to the broker-dealer’s recordkeeping, customer account maintenance and net capital requirements.

The Company has responded to the findings and is seeking to address the identified issues, however, there can be no assurance that there will not be further actions taken against the Company including through proactive engagement with SEC staff. As the Company is in the preliminary stages of responding to the letter and addressing the issues, the Company cannot estimate what impact, if any, the examination may have on its income statement, financial position or cash flows.